UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F-NT Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Merrill Lynch International
Address:       Ropemaker Place
               25 Ropemaker Street
               London, U.K. EC2Y 9LY

13F File Number: 28-7178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip L. Jolowicz
Title:     Director
Phone:     011 44171 867-2439
Signature, Place, and Date of Signing:




/s/ Philip L. Jolowicz
----------------------
Signature

London, England
City, Country

April 28, 2000
Date

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.